UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	3/31
Date of reporting period:	09/30/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus High Yield Strategies Fund

SEMIANNUAL REPORT September 30, 2018

Dreyfus High Yield Strategies Fund

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus High Yield Strategies Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Strategies Fund, covering the six-month period from April 1, 2018 through September 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The pattern of synchronized growth that had characterized the global economy gave way during the period to a more uneven performance. While the U.S. economy remained strong and Japan rebounded from a weak first quarter, growth in Europe slowed. Overall, global economic activity moderated as the period progressed.

In this environment, returns in global equity markets were mixed. U.S. stocks posted gains, setting new highs along the way despite growing trade tensions and rising interest rates. Earnings remained robust as corporations continued to benefit from the corporate tax cut enacted last year. In addition, stock prices received support from buybacks financed by repatriated profits. Growth stocks outpaced value stocks, and small caps edged out large caps. In contrast to the U.S. market, stocks in other developed markets weakened somewhat, while in emerging markets equities continued to reflect economic fragility, including the currency crises in Turkey and Argentina.

Fixed-income performance was generally muted; a flattening yield curve and rising interest rates led to returns that were largely flat to down in most segments.

We expect robust U.S. growth and healthy earnings to persist over the near term, but with the economic expansion now the second-longest on record, we will continue to monitor the data for any signs of recession. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
October 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2018 through September 30, 2018, as provided by Chris Barris, Kevin Cronk, and Leland Hart, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2018, Dreyfus High Yield Strategies Fund produced a total return of 4.22% (on a net-asset-value basis) and provided aggregate income dividends of $0.141 per share.1 In comparison, the ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 3.46% for the same period.2

High yield corporate bonds produced moderately positive returns over the reporting period amid solid economic growth and rising corporate earnings. The fund outperformed the Index, primarily due to a relatively short average duration and overweight positioning to CCC and B rated debt.

The Fund’s Investment Approach

The fund primarily seeks high current income. The fund also seeks capital growth as a secondary objective, to the extent consistent with its objective of seeking high current income. The fund invests primarily in fixed-income securities of below-investment-grade credit quality. Issuers of below-investment-grade securities may include companies in early stages of development and companies with a highly leveraged financial structure. To compensate investors for taking on greater risk, such companies typically must offer higher yields than those offered by more established or conservatively financed companies. The fund may invest up to 10% of its total assets in floating-rate loans.

Corporate Earnings and Demand Drive High Yield Activity

As the period began, U.S. markets were emerging from volatility caused by inflationary pressures, geopolitical tensions, and concerns regarding U.S. trade policy. Despite these difficulties, high yield bonds rebounded and were energized over most of the reporting period by steady corporate earnings growth, tightening U.S. labor markets, and positive economic data within the U.S. Favorable technicals also supported high yield prices. Supply trailed last year’s levels and demand remained high. Strong corporate earnings and a healthy economy continued to spur improvement in the fundamentals of low-quality security issuers, making the bonds increasingly attractive to investors and further driving demand.

In this relatively low-rate environment, investors continue to display yield-seeking behavior, emphasizing lower-quality credits while also maintaining sensitivity to longer duration assets.

Lower-Rated Securities Fared Best

Over the reporting period, the fund’s performance was bolstered by its short-duration positioning. Shorter-duration positioning dampened the effects of interest-rate volatility during the period and helped returns. In addition, results were boosted by overweights to CCC and B rated debt. This tilt towards lower-rated debt increased returns as lower-quality securities tended to outperform. In terms of industry positioning, health care sector bonds performed well during the period. A relative overweight in this area was beneficial. An underweight to automotive company debt also helped results. Top-performing credits for

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

the period were grocery store chain Albertsons, engineering services company Engility, and pharmaceutical product company Bausch and Lomb.

While there were several individual bonds that performed well, security selection was a minor detractor for the period. Among the top detractors were Digicel Group, a Jamaica-based wireless company, and energy companies Sanchez Energy and Alta Mesa Holdings. From a credit-rating perspective, BB holdings also detracted. BBs have higher interest-rate sensitivity than B- and CCC bonds, which provided a headwind during the period due to interest-rate increases. In terms of industry positioning, the portfolio was overweight to the packaging industry, which weighed on performance. An underweight to energy was also negative.

Positioned for Strong Fundamentals and Potential Volatility

We remain optimistic regarding the prospects for high yield bonds. Business fundamentals remain strong and default rates have stayed low. Lower-rated securities are outperforming the broader market. We expect these trends to continue. As such, we remain focused on finding appropriate opportunities with the CCC and B spaces of the market and remain overweight in these areas in addition to select BB. As volatility reenters the market, we believe that a disciplined, research-intensive approach to security selection may become even more important for investment success going forward.

Given recent increases in interest-rate volatility, we are keeping a keen eye on duration and looking to insulate the portfolio from its effects, where possible. As an example, we continue to look for appropriate investments within bank loans and structured products that offer a floating interest rate, which reduces duration.

October 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: FactSet — The ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index contains all securities in the ICE BofA Merrill Lynch U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

STATEMENT OF INVESTMENTS

September 30, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4%
Aerospace & Defense - 1.2%
Bombardier, Sr. Unscd. Notes		6.13	1/15/23	425,000	[b,c]	428,984
Bombardier, Sr. Unscd. Notes		7.50	3/15/25	2,465,000	[b,c]	2,554,356
					2,983,340
Automobiles & Components - .3%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/25	745,000		744,702
Building Materials - 1.5%
Cemex, Sr. Scd. Notes		7.75	4/16/26	1,310,000	[b,c]	1,436,088
Summit Materials, Gtd. Notes		8.50	4/15/22	2,030,000	[c]	2,164,487
					3,600,575
Chemicals - 5.4%
Alpha 2, Sr. Unscd. Notes		8.75	6/1/23	1,850,000	[b,c]	1,884,687
Chemours, Gtd. Notes		7.00	5/15/25	1,540,000	[c]	1,640,855
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/25	1,225,000	[b,c]	1,277,063
CVR Partners, Scd. Notes		9.25	6/15/23	2,320,000	[b,c]	2,477,342
Hexion, Sr. Scd. Notes		6.63	4/15/20	585,000	[c]	551,363
Kraton Polymers, Gtd. Notes		7.00	4/15/25	1,480,000	[b,c]	1,528,100
Starfruit Finco, Sr. Unscd. Bonds	EUR	6.50	10/1/26	400,000	[b]	470,690
Starfruit Finco, Sr. Unscd. Notes		8.00	10/1/26	1,110,000	[b,c]	1,126,650
Tronox, Gtd. Notes		6.50	4/15/26	1,325,000	[b,c]	1,280,281
Venator Finance, Sr. Unscd. Notes		5.75	7/15/25	1,140,000	[b,c]	1,040,250
					13,277,281
Collateralized Loan Obligations Debt - 2.1%
Battalion CLO VII , Ser. 2014-7A, Cl. DRR, 3 Month LIBOR + 6.31%		8.65	7/17/28	750,000	[b,d,e]	752,137
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR + 5.80%		8.14	4/15/30	1,000,000	[b,d,e]	1,007,815

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Collateralized Loan Obligations Debt - 2.1% (continued)
Marble Point CLO XII , Ser. 2018-1A, Cl. E, 3 Month LIBOR + 6.00%		8.07	7/16/31	750,000	[b,d,e]	753,515
OZLM VI CLO, Ser. 2014-6A, Cl. E, 3 Month LIBOR + 6.05%		8.39	4/17/31	2,000,000	[b,d,e]	2,001,266
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR + 5.85%		8.11	5/20/31	750,000	[b,d,e]	746,101
					5,260,834
Commercial & Professional Services - 2.9%
Ahern Rentals, Scd. Notes		7.38	5/15/23	1,855,000	[b,c]	1,836,450
Prime Security Services Borrower, Scd. Notes		9.25	5/15/23	3,421,000	[b,c]	3,667,312
Team Health Holdings, Gtd. Notes		6.38	2/1/25	1,895,000	[b,c]	1,648,650
					7,152,412
Consumer Discretionary - 8.0%
Ashton Woods, Sr. Unscd. Notes		6.88	2/15/21	625,000	[b,c]	632,813
Beazer Homes, Gtd. Notes		8.75	3/15/22	1,100,000	[c]	1,166,000
Brookfield Residential, Gtd. Notes		6.38	5/15/25	910,000	[b,c]	896,350
Eldorado Resorts, Gtd. Notes		7.00	8/1/23	725,000	[c]	764,875
Eldorado Resorts, Notes		6.00	4/1/25	5,000	[c]	5,081
Jack Ohio Finance, Scd. Notes		10.25	11/15/22	1,170,000	[b,c]	1,290,159
LHMC Finco, Sr. Scd. Notes		7.88	12/20/23	2,005,000	[b,c]	2,047,005
Mattamy Group, Sr. Unscd. Notes		6.88	12/15/23	785,000	[b,c]	793,831
MGM Resorts International, Gtd. Notes		7.75	3/15/22	740,000	[c]	813,097
Scientific Games International, Gtd. Notes		10.00	12/1/22	4,915,000	[c]	5,226,218
Stars Group Holdings, Gtd. Notes		7.00	7/15/26	1,080,000	[b,c]	1,116,925
TVL Finance, Sr. Scd. Notes	GBP	8.50	5/15/23	1,244,000	[b]	1,734,322
Univar, Gtd. Notes		6.75	7/15/23	1,200,000	[b,c]	1,245,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Consumer Discretionary - 8.0% (continued)
William Lyon Homes, Gtd. Notes		5.88	1/31/25	2,270,000	[c]	2,119,612
					19,851,288
Consumer Staples - 1.4%
Kronos Acquistion Holdings, Gtd. Notes		9.00	8/15/23	2,110,000	[b,c]	1,993,950
Prestige Brands, Gtd. Notes		6.38	3/1/24	1,410,000	[b,c]	1,432,913
					3,426,863
Diversified Financials - 8.9%
Ally Financial, Gtd. Notes		7.50	9/15/20	860,000	[c]	921,920
Ally Financial, Gtd. Notes		8.00	11/1/31	1,515,000	[c]	1,842,619
Bracken MidCo1, Sr. Scd. Bonds	GBP	8.88	10/15/23	645,000	[b]	842,795
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/23	479,000		611,842
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/23	745,000	[b]	951,612
FS Energy & Power Fund, Notes		7.50	8/15/23	2,340,000	[b,c]	2,392,650
Garfunkelux Holdco 2, Scd. Bonds	GBP	11.00	11/1/23	1,170,000	[b]	1,510,719
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/22	595,000		748,975
International Lease Finance, Sr. Unscd. Notes		8.25	12/15/20	3,195,000	[c]	3,493,028
International Lease Finance, Sr. Unscd. Notes		8.63	1/15/22	1,255,000	[c]	1,427,169
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/25	950,000	[b,c]	895,375
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/23	2,465,000	[b,c]	2,587,757
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/25	1,905,000	[b,c]	1,857,375
VHF Parent, Scd. Notes		6.75	6/15/22	1,805,000	[b,c]	1,868,175
					21,952,011
Energy - 19.5%
Alta Mesa Holdings, Gtd. Notes		7.88	12/15/24	1,865,000	[c]	1,781,075
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/26	1,000,000	[b,c]	1,023,750
California Resources, Scd. Notes		8.00	12/15/22	995,000	[b,c]	951,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Energy - 19.5% (continued)
Cheniere, Sr. Scd. Notes	7.00	6/30/24	2,235,000	[c]	2,452,912
Chesapeake Energy, Gtd. Notes	8.00	1/15/25	1,425,000	[c]	1,474,163
Chesapeake Energy, Gtd. Notes	8.00	6/15/27	915,000	[c]	935,130
Chesapeake Energy, Scd. Notes	8.00	12/15/22	392,000	[b,c]	411,600
CVR Refining, Gtd. Notes	6.50	11/1/22	2,050,000	[c]	2,091,000
Energy Transfer Equity, Sr. Scd. Notes	7.50	10/15/20	2,500,000	[c]	2,683,125
Enviva Partners, Gtd. Notes	8.50	11/1/21	2,695,000	[c]	2,797,464
Everst Acquisition Finance, Scd. Notes	8.00	2/15/25	640,000	[b,c]	492,800
Extraction Oil & Gas, Sr. Unscd. Notes	5.63	2/1/26	1,120,000	[b,c]	996,800
Forum Energy Technologies, Gtd. Notes	6.25	10/1/21	600,000	[c]	601,500
Genesis Energy, Gtd. Notes	6.50	10/1/25	580,000	[c]	569,125
Genesis Energy, Gtd. Notes	6.75	8/1/22	1,900,000	[c]	1,947,500
Gulfport Energy, Gtd. Notes	6.00	10/15/24	1,935,000	[c]	1,896,300
Matador Resources, Sr. Unscd. Notes	5.88	9/15/26	1,375,000	[b,c]	1,395,625
Noble Holding International, Gtd. Notes	7.88	2/1/26	765,000	[b,c]	796,556
Oasis Petroleum, Gtd. Notes	6.88	3/15/22	1,136,000	[c]	1,157,277
PDC Energy, Gtd. Notes	6.13	9/15/24	1,490,000	[c]	1,473,238
Precision Drilling, Gtd. Notes	7.13	1/15/26	700,000	[b,c]	721,000
Precision Drilling, Gtd. Notes	7.75	12/15/23	1,325,000	[c]	1,407,813
Sanchez Energy, Gtd. Notes	6.13	1/15/23	1,495,000	[c]	867,100
Semgroup, Gtd. Notes	7.25	3/15/26	3,000,000	[c]	3,007,500
SESI, Gtd. Notes	7.75	9/15/24	1,490,000	[c]	1,525,387
Shelf Drill Hold, Sr. Unscd. Notes	8.25	2/15/25	2,140,000	[b,c]	2,212,225

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Energy - 19.5% (continued)
SRC Energy, Sr. Unscd. Notes		6.25	12/1/25	1,845,000	[c]	1,743,525
The Williams Companies, Sr. Unscd. Notes		7.88	9/1/21	1,335,000	[c]	1,484,463
Trinidad Drilling, Gtd. Notes		6.63	2/15/25	890,000	[b,c]	885,550
Unit, Gtd. Notes		6.63	5/15/21	2,410,000	[c]	2,422,050
USA Compression Partners, Sr. Unscd. Notes		6.88	4/1/26	1,828,000	[b,c]	1,894,265
Whiting Petroleum, Sr. Unscd. Notes		6.63	1/15/26	1,070,000	[c]	1,116,813
WildHorse Resource Development, Gtd. Notes		6.88	2/1/25	1,080,000	[c]	1,120,500
					48,336,600
Environmental Control - 2.6%
Covanta Holding, Sr. Unscd. Notes		5.88	7/1/25	2,270,000	[c]	2,298,375
Hulk Finance, Sr. Unscd. Notes		7.00	6/1/26	2,660,000	[b,c]	2,576,875
Wrangler Buyer, Sr. Unscd. Notes		6.00	10/1/25	1,545,000	[b,c]	1,505,742
					6,380,992
Financials - .9%
Icahn Enterprises, Gtd. Notes		6.25	2/1/22	1,000,000	[c]	1,027,500
Icahn Enterprises, Notes		6.75	2/1/24	1,075,000	[c]	1,104,563
					2,132,063
Food Products - 2.8%
Albertsons, Gtd. Notes		6.63	6/15/24	2,930,000	[c]	2,831,112
New Albertsons, Sr. Unscd. Bonds		8.00	5/1/31	2,390,000	[c]	2,031,500
Post Holdings, Gtd. Notes		8.00	7/15/25	1,975,000	[b,c]	2,179,906
					7,042,518
Forest Products & Other - .1%
Mercer International, Sr. Unscd. Notes		6.50	2/1/24	255,000	[c]	262,953
Health Care - 17.2%
Auris Luxembourg II, Sr. Unscd. Bonds	EUR	8.00	1/15/23	530,000	[b]	642,166
Auris Luxembourg II, Sr. Unscd. Bonds	EUR	8.00	1/15/23	1,165,000		1,411,554

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Health Care - 17.2% (continued)
Avantor, Sr. Unscd. Notes		9.00	10/1/25	2,330,000	[b,c]	2,408,637
Bausch Health Cos, Gtd. Notes		8.50	1/31/27	370,000	[b,c]	389,425
Bausch Health Cos, Gtd. Notes		9.25	4/1/26	1,850,000	[b,c]	2,000,312
Eagle Holding, Sr. Unscd. Notes		7.63	5/15/22	2,925,000	[b,c]	2,968,875
Endo Finance, Gtd. Notes		5.38	1/15/23	627,000	[b,c]	554,895
Endo Finance, Gtd. Notes		6.00	2/1/25	425,000	[b]	368,475
Endo Finance, Gtd. Notes		7.25	1/15/22	265,000	[b]	259,700
HCA, Gtd. Notes		7.50	2/15/22	5,470,000	[c]	6,003,325
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/24	2,645,000	[b,c]	2,756,090
NVA Holdings, Gtd. Notes		6.88	4/1/26	1,625,000	[b,c]	1,629,062
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		6.63	5/15/22	1,305,000	[b,c]	1,281,510
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/22	4,415,000	[b,c]	4,578,311
Synlab Unsecured Bondco, Sr. Unscd. Bonds	EUR	8.25	7/1/23	2,125,000		2,636,113
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/23	2,005,000	[c]	2,005,000
Tenet Healthcare, Sr. Unscd. Notes		8.13	4/1/22	2,235,000	[c]	2,363,624
Universal Hospital Services, Scd. Notes		7.63	8/15/20	2,165,000	[c]	2,175,608
Valeant Pharmaceuticals, Gtd. Notes		9.00	12/15/25	2,235,000	[b,c]	2,413,889
Valeant Pharmaceuticals, Sr. Scd. Notes		7.00	3/15/24	490,000	[b,c]	518,910
Valeant Pharmaceuticals International, Gtd. Notes		6.13	4/15/25	1,155,000	[b,c]	1,101,350
Valeant Pharmaceuticals International, Gtd. Notes		7.50	7/15/21	725,000	[b,c]	740,406
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/25	1,490,000	[b,c]	1,419,225
					42,626,462
Industrials - 6.7%
Blueline Rental, Scd. Notes		9.25	3/15/24	1,875,000	[b,c]	1,972,266

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Industrials - 6.7% (continued)
Brand Energy & Infrastructure, Sr. Unscd. Notes		8.50	7/15/25	2,525,000	[b,c]	2,604,866
Engility, Gtd. Notes		8.88	9/1/24	2,075,000	[c]	2,264,344
Pisces Midco, Sr. Scd. Notes		8.00	4/15/26	2,580,000	[b,c]	2,605,800
Stevens Holding Co, Gtd. Notes		6.13	10/1/26	415,000	[b,c]	422,781
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/26	1,955,000	[b,c]	1,700,850
Welbilt, Sr. Unscd. Notes		9.50	2/15/24	1,600,000	[c]	1,756,000
WFS Global Holding, Sr. Scd. Bonds	EUR	9.50	7/15/22	745,000		906,069
Zachry Holdings, Sr. Unscd. Notes		7.50	2/1/20	2,300,000	[b,c]	2,319,274
					16,552,250
Information Technology - 9.2%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/25	1,440,000	[b,c]	1,458,000
BMC Software Finance, Sr. Unscd. Notes		8.13	7/15/21	1,480,000	[b,c]	1,514,558
Change Health, Sr. Unscd. Notes		5.75	3/1/25	2,400,000	[b,c]	2,391,000
First Data, Gtd. Notes		7.00	12/1/23	4,450,000	[b,c]	4,644,687
Genesys, Gtd. Notes		10.00	11/30/24	3,590,000	[b,c]	3,984,900
Infor Software Parent, Sr. Unscd. Notes		7.13	5/1/21	1,460,000	[b,c]	1,482,995
JDA Escrow, Sr. Scd. Notes		7.38	10/15/24	1,795,000	[b,c]	1,866,800
Solera Finance, Sr. Unscd. Notes		10.50	3/1/24	2,650,000	[b,c]	2,917,120
Sophia, Sr. Notes		9.00	9/30/23	2,435,000	[b,c]	2,550,662
					22,810,722
Insurance - 4.6%
AmWINS Group, Gtd. Notes		7.75	7/1/26	1,650,000	[b,c]	1,720,125
Assuredpartners, Sr. Unscd. Notes		7.00	8/15/25	1,650,000	[b,c]	1,637,625
Hub International, Sr. Unscd. Notes		7.00	5/1/26	4,165,000	[b,c]	4,180,869
USIS Merger Sub, Sr. Unscd. Notes		6.88	5/1/25	1,775,000	[b,c]	1,775,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Insurance - 4.6% (continued)
York Risk Services Holding, Gtd. Notes		8.50	10/1/22	2,210,000	[b,c]	1,950,325
					11,263,944
Materials - 9.6%
ARD Finance, Sr. Scd. Notes		7.13	9/15/23	2,010,000	[c]	2,040,150
ARD Securities Finance, Sr. Scd. Notes		8.75	1/31/23	2,426,011	[b,c]	2,438,141
Ardagh Packaging Finance, Gtd. Notes		7.25	5/15/24	2,765,000	[b,c]	2,903,250
Bway Holding, Sr. Unscd. Notes		7.25	4/15/25	4,695,000	[b,c]	4,588,893
Flex Acquisition Co., Sr. Unscd. Notes		7.88	7/15/26	1,000,000	[b,c]	990,000
Grinding Med, Sr. Scd. Notes		7.38	12/15/23	2,000,000	[b,c]	2,086,480
Hillman Group, Sr. Unscd. Notes		6.38	7/15/22	1,145,000	[b,c]	1,036,225
Horizon Parent Holdings, Sr. Scd. Bonds	EUR	8.25	2/15/22	1,735,000	[b]	2,110,631
Novelis, Gtd. Notes		5.88	9/30/26	665,000	[b,c]	650,869
Novelis, Gtd. Notes		6.25	8/15/24	840,000	[b,c]	858,900
Reynolds Group, Gtd. Notes		7.00	7/15/24	2,620,000	[b,c]	2,670,762
W/S Packaging Holdings, Sr. Scd. Notes		9.00	4/15/23	1,430,000	[b,c]	1,481,838
					23,856,139
Media - 10.0%
Altice, Gtd. Notes		7.63	2/15/25	1,385,000	[b,c]	1,260,350
Altice, Gtd. Notes		7.75	5/15/22	2,755,000	[b,c]	2,691,635
Altice Financing, Sr. Scd. Bonds		7.50	5/15/26	380,000	[b,c]	371,450
Altice Finco, Gtd. Notes		7.63	2/15/25	405,000	[b,c]	366,019
Altice Finco, Sr. Scd. Notes		8.13	1/15/24	1,900,000	[b,c]	1,935,625
Altice France, Sr. Scd. Notes		8.13	2/1/27	3,675,000	[b,c]	3,785,250
CBS Radio, Sr. Unscd. Notes		7.25	11/1/24	1,795,000	[b,c]	1,733,934
Gray Television, Gtd. Notes		5.88	7/15/26	1,130,000	[b,c]	1,122,938

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Media - 10.0% (continued)
Meredith, Sr. Unscd. Notes	6.88	2/1/26	1,837,000	[b,c]	1,887,517
Midcontinent Communications & Midcontinent Finance, Gtd. Notes	6.88	8/15/23	1,155,000	[b,c]	1,214,540
Neptune Finco, Sr. Unscd. Notes	10.13	1/15/23	4,900,000	[b,c]	5,372,850
Radiate Holdco, Sr. Unscd. Notes	6.63	2/15/25	960,000	[b,c]	900,000
Radiate Holdco, Sr. Unscd. Notes	6.88	2/15/23	933,000	[b]	902,678
Townsquare Media, Gtd. Notes	6.50	4/1/23	1,285,000	[b,c]	1,193,444
				24,738,230
Metals & Mining - 5.4%
ArcelorMittal, Sr. Unscd. Notes	7.00	10/15/39	935,000	[c]	1,089,657
Big River Steel, Sr. Scd. Notes	7.25	9/1/25	2,275,000	[b,c]	2,417,187
Constellium, Sr. Unscd. Notes	6.63	3/1/25	1,930,000	[b,c]	1,958,950
First Quantum Minerals, Gtd. Notes	6.88	3/1/26	290,000	[b]	264,263
First Quantum Minerals, Gtd. Notes	7.25	4/1/23	2,950,000	[b,c]	2,817,250
First Quantum Minerals, Gtd. Notes	7.50	4/1/25	560,000	[b]	533,400
Hudbay Minerals, Gtd. Notes	7.63	1/15/25	2,700,000	[b,c]	2,801,250
Teck Resources, Gtd. Notes	8.50	6/1/24	830,000	[b,c]	909,473
United States Steel, Sr. Unscd. Notes	6.25	3/15/26	695,000	[c]	690,656
				13,482,086
Real Estate - 1.0%
Communications Sales & Leasing, Gtd. Notes	8.25	10/15/23	1,450,000	[c]	1,392,000
Greystar Real Estate, Sr. Scd. Notes	5.75	12/1/25	1,115,000	[b,c]	1,089,913
				2,481,913
Retailing - .3%
Beacon Roofing Supply, Gtd. Notes	6.38	10/1/23	805,000	[c]	837,200
Technology Hardware & Equipment - 3.2%
Diamond 1 Finance, Gtd. Notes	7.13	6/15/24	1,895,000	[b,c]	2,035,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Technology Hardware & Equipment - 3.2% (continued)
Everi Payments, Gtd. Notes		7.50	12/15/25	2,695,000	[b,c]	2,728,687
Exela Intermediate, Sr. Scd. Notes		10.00	7/15/23	1,450,000	[b,c]	1,553,312
Olympus, Sr. Unscd. Notes		8.50	10/15/25	1,855,000	[b,c]	1,711,237
					8,029,005
Telecommunication Services - 11.9%
CenturyLink, Sr. Unscd. Notes, Ser. W		6.75	12/1/23	2,915,000	[c]	3,035,244
Cincinnati Bell, Sr. Unscd. Notes		8.00	10/15/25	1,895,000	[b,c]	1,776,562
Crystal Almond, Sr. Scd. Bonds	EUR	10.00	11/1/21	1,150,000		1,448,834
DKT Finance, Sr. Scd. Notes		9.38	6/17/23	1,775,000	[b,c]	1,874,844
Embarq, Sr. Unscd. Notes		8.00	6/1/36	1,950,000	[c]	1,954,875
Frontier Communications, Scd. Notes		8.50	4/1/26	530,000	[b,c]	502,838
Frontier Communications, Sr. Unscd. Notes		10.50	9/15/22	1,180,000	[c]	1,052,407
Hughes Satellite Systems, Gtd. Notes		7.63	6/15/21	3,010,000	[c]	3,259,168
Intelsat Connect Finance, Notes		9.50	2/15/23	1,255,000	[b,c]	1,253,431
Intelsat Jackson Holdings, Gtd. Notes		7.50	4/1/21	770,000	[c]	783,475
Intelsat Jackson Holdings, Gtd. Notes		8.50	10/15/24	735,000	[b,c]	742,350
Intelsat Jackson Holdings, Gtd. Notes		9.75	7/15/25	855,000	[b,c]	907,369
Sable International Finance, Gtd. Notes		6.88	8/1/22	2,385,000	[b,c]	2,498,073
Sprint, Gtd. Notes		7.63	2/15/25	375,000	[c]	398,625
Sprint Capital, Gtd. Notes		8.75	3/15/32	540,000	[c]	608,683
Sprint Communications, Gtd. Notes		9.00	11/15/18	1,175,000	[b,c]	1,183,754
Sprint Communications, Sr. Unscd. Notes		11.50	11/15/21	5,325,000	[c]	6,270,187
					29,550,719
Utilities - 1.7%
Dynegy, Gtd. Notes		7.63	11/1/24	1,458,000	[c]	1,576,462

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 138.4% (continued)
Utilities - 1.7% (continued)
NRG Energy, Gtd. Notes	6.63	1/15/27	950,000	[c]	1,001,775
NRG Energy, Gtd. Notes	7.25	5/15/26	1,400,000	[c]	1,530,438
				4,108,675
Total Bonds and Notes (cost $337,819,371)			342,741,777

Floating Rate Loan Interests - 5.1%
Chemicals - .3%
Polar US Borrower, First Lien Term Loan, 3 Month LIBOR + 4.75%	7.09	10/16/25	680,000	[d]	684,250
Commercial & Professional Services - .7%
Pi Lux Finco, Second Lien Facility 1, 1 Month LIBOR + 7.25%	9.49	1/1/26	935,000	[d]	930,325
Weight Watchers International, Term B Loan, 1-3 Month LIBOR + 4.75%	6.98	11/29/24	888,462	[d]	900,309
				1,830,634
Diversified Financials - .4%
Capital Automotive, Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR + 6.00%	8.25	3/24/25	1,059,438	[d]	1,085,924
Energy - .9%
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR + 7.25%	9.64	12/19/22	1,060,853	[d]	1,071,467
Oxbow Carbon , Term Loan (Second Lien ), 1 Month LIBOR + 7.50%	9.74	1/4/24	1,000,000	[d]	1,025,000
				2,096,467
Health Care - .4%
Immucor, Term Loan B-3, 3 Month LIBOR + 5.00%	7.34	6/15/21	897,727	[d]	914,003
Information Technology - .6%
DigiCert Holdings , First Lien Term Loan, 1 Month LIBOR + 4.75%	6.83	10/31/24	1,456,350	[d]	1,462,270
Insurance - 1.8%
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.50%	8.74	7/14/25	3,130,000	[d]	3,222,930

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Floating Rate Loan Interests - 5.1% (continued)
Insurance - 1.8% (continued)
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR + 4.50%	6.74	1/31/25	1,281,787	[d] 1,291,401
				4,514,331
Total Floating Rate Loan Interests (cost $12,503,618)			12,587,879
Description	7-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,452,412)	2.01		2,452,412	[f] 2,452,412
Total Investments (cost $352,775,401)			144.5%	357,782,068
Liabilities, Less Cash and Receivables			(44.5%)	(110,170,210)
Net Assets			100.0%	247,611,858

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $221,897,498 or 89.62% of net assets.

c Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

d Variable rate security—rate shown is the interest rate in effect at period end.

e These securities are deemed Illiquid. At the period end, the value of these securities amounted to $5,260,834 or 2.12% of net assets.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	25.4
Communications	21.9
Industrial	21.6
Energy	20.4
Financial	17.5
Technology	13.0
Basic Materials	11.2
Consumer, Cyclical	8.7
Collateralized Loan Obligations	2.1
Utilities	1.7
Investment Companies	1.0
144.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 3/31/18 ($)	Purchases ($)	Sales ($)	Value 9/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	6,104,455	67,271,711	70,923,754	2,452,412	1.0	61,097

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS September 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
United States Dollar	7,200,130	British Pound	5,460,000	10/31/18	72,859
United States Dollar	2,514,332	Euro	2,130,000	10/31/18	34,726
Goldman Sachs
Euro	400,000	United States Dollar	471,454	10/1/18	(6,924)
United States Dollar	370,441	Euro	316,996	10/1/18	2,306
Euro	320,000	United States Dollar	374,831	10/31/18	(2,308)
United States Dollar	3,175,574	Euro	2,690,000	10/31/18	44,053
Morgan Stanley
United States Dollar	4,851,333	Euro	4,110,000	10/31/18	66,741
Gross Unrealized Appreciation					220,685
Gross Unrealized Depreciation					(9,232)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	350,322,989	355,329,656
Affiliated issuers	2,452,412	2,452,412
Cash		89,772
Cash denominated in foreign currency	657,440	655,136
Interest receivable		7,276,059
Receivable for investment securities sold		2,762,332
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		220,685
Prepaid expenses		143,992
		368,930,044
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		232,541
Loan payable—Note 2		116,000,000
Payable for investment securities purchased		4,730,345
Interest and loan fees payable—Note 2		257,505
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		9,232
Trustees fees and expenses payable		5,969
Unrealized depreciation on foreign currency transactions		1,173
Accrued expenses and other liabilities		81,421
		121,318,186
Net Assets ($)		247,611,858
Composition of Net Assets ($):
Paid-in capital		277,482,487
Total distributable earnings (loss)		(29,870,629)
Net Assets ($)		247,611,858
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		72,707,688
Net Asset Value Per Share ($)		3.41

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest	12,810,316
Dividends from affiliated issuers	61,097
Total Income	12,871,413
Expenses:
Management fee—Note 3(a)	1,367,494
Interest expense—Note 2	1,662,876
Shareholders’ reports	145,207
Professional fees	91,236
Registration fees	29,500
Trustees’ fees and expenses—Note 3(c)	28,436
Shareholder servicing costs	23,135
Custodian fees—Note 3(b)	4,437
Miscellaneous	26,037
Total Expenses	3,378,358
Less—reduction in fees due to earnings credits—Note 3(b)	(386)
Net Expenses	3,377,972
Investment Income—Net	9,493,441
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,288,402)
Net realized gain (loss) on forward foreign currency exchange contracts	1,258,041
Net Realized Gain (Loss)	(30,361)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(580,173)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	90,375
Net Unrealized Appreciation (Depreciation)	(489,798)
Net Realized and Unrealized Gain (Loss) on Investments	(520,159)
Net Increase in Net Assets Resulting from Operations	8,973,282

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2018 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(114,835,590)
Proceeds from sales of portfolio securities	112,583,856
Net proceeds for sales of short-term securities	3,652,043
Dividends and Interest received	13,257,736
Interest and loan fees paid	(1,642,891)
Paid to The Dreyfus Corporation	(1,386,502)
Operating expenses paid	(377,643)
Realized loss from forward foreign currency exchange contracts transactions	1,258,041
Net Cash Provided by Operating Activities		12,509,050
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(11,960,415)
Net Cash Provided in Financing Activities		(11,960,415)
Effect of foreign exchange rate changes on cash		(2,605)
Net Increase (Decrease) in cash		546,030
Cash and cash denominated in foreign currency at beginning of period		198,878
Cash and cash denominated in foreign currency at end of period		744,908
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		8,973,282
Adjustments to reconcile net increase in net assets
resulting from operations to net cash
provided by operating activities ($):
Increase in investments in securities at cost		5,998,455
Increase in dividends and interest receivable		(128,902)
Decrease in Receivable for Investment securities sold		3,291,325
Decrease in prepaid expenses		77,912
Decrease in Due to The Dreyfus Corporation and affiliates		(19,008)
Decrease in payable for investment securities purchased		(6,928,403)
Increase in interest and loan fees payable		19,985
Decrease in Directors fees and expense payable		(1,475)
Decrease in accrued expenses		(106,478)
Net unrealized depreciation on foreign currency transactions		1,173
Net unrealized depreciation on investments		488,625
Net amortization of premiums on investments		842,559
Net Cash Provided by Operating Activities		12,509,050

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018[a]
Operations ($):
Investment income—net	9,493,441	19,541,580
Net realized gain (loss) on investments	(30,361)	155,922
Net unrealized appreciation (depreciation) on investments	(489,798)	(8,149,804)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,973,282	11,547,698
Distributions ($):
Distributions to shareholders	(10,251,784)	(21,376,060)
Total Increase (Decrease) in Net Assets	(1,278,502)	(9,828,362)
Net Assets ($):
Beginning of Period	248,890,360	258,718,722
End of Period	247,611,858	248,890,360

[a]Distributions to shareholders include only distributions from net investment income as a result of the adoption of the SEC’s Disclosure Update and Simplification rule.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
September 30, 2018		Year Ended March 31,
	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	3.42	3.56	3.26	3.84	4.11	4.10
Investment Operations:
Investment income—net[a]	.13	.27	.29	.30	.32	.36
Net realized and unrealized gain (loss) on investments	(.00)[b]	(.12)	.33	(.53)	(.23)	.05
Total from Investment Operations	.13	.15	.62	(.23)	.09	.41
Distributions:
Dividends from investment income—net	(.14)	(.29)	(.32)	(.35)	(.36)	(.40)
Net asset value, end of period	3.41	3.42	3.56	3.26	3.84	4.11
Market value, end of period	3.22	3.19	3.39	3.13	3.65	4.19
Total Return (%)[c]	5.51[d]	2.53	19.23	(4.44)	(4.51)	4.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.85[e]	2.35	2.12	1.91	1.81	1.92
Ratio of net expenses to average net assets	1.85[e]	2.35	2.12	1.91	1.74	1.71
Ratio of interest expense to average net assets	.91[e]	1.07	.83	.64	.52	.51
Ratio of net investment income to average net assets	5.21[e]	7.57	8.30	8.63	8.04	8.80
Portfolio Turnover Rate	30.42[d]	47.03	53.96	54.23	48.20	48.39
Net Assets, end of period ($ x 1,000)	247,612	248,890	258,719	236,944	279,308	297,911
Average borrowings outstanding ($ x 1,000)	116,000	116,241	114,882	116,593	120,000	120,000
Weighted average number of fund
shares outstanding ($ x 1,000)	72,708	72,708	72,708	72,642	72,621	72,518
Average amount of debt per share ($)	1.60	1.60	1.58	1.61	1.65	1.65

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Calculated based on market value.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income. Under normal market conditions, the fund invests at least 65% of its total assets in income securities of U.S. issuers rated below investment grade quality or unrated income securities that The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serving as the fund’s investment manager and administrator, determines to be of comparable quality. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DHF.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1– Unadjusted Quoted Prices	Level 2–Other Significant Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations†	–	5,260,834	–	5,260,834
Corporate Bonds†	–	337,480,943	–	337,480,943
Floating Rate Loan Interests†	–	12,587,879	–	12,587,879
Investment Companies	2,452,412	–	–	2,452,412
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	220,685	–	220,685
Liabilities($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	(9,232)	–	(9,232)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At September 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund may invest in collateralized loan obligations (“CLOs”). A CLO is a trust typically collateralized substantially by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which is subordinate to the other tranches in the event of defaults from the loans in the trust. Senior tranches typically have higher ratings and lower yields than the CLO's underlying securities and subordinated tranches, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it. The fund will not invest in CLO equity tranches.

The risks of an investment in a CLO depend largely on the type of the collateral and the tranche of the CLO in which the fund invests. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CLO securities as an asset class. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws and may not have an active secondary trading market. As a result, investments in CLOs may be characterized by the fund as illiquid securities. In addition to the normal risks associated with credit-related securities discussed elsewhere in this prospectus (e.g., interest rate risk and default risk), investments in CLOs may be more volatile, less liquid and more difficult to price than other types of investments.

The fund is permitted to invest up to 5% of its assets directly in the common stock of junk bond issuers. This percentage will be in addition to any other common stock holdings acquired as part of warrants or “units”, so that the fund’s total common stock holdings could exceed 5% at a particular time. However, the fund currently intends to invest directly in common stocks (including those offered in an initial public offering) to gain sector exposure and when suitable junk bonds are not available for sale. The fund expects to sell the common stock promptly when suitable junk bonds are subsequently acquired.

The fund is permitted to invest up to 10% of the fund’s total assets in floating rate loans. Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Shareholders will have their distributions reinvested in additional shares of the fund, unless such shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On September 25, 2018, the Board declared a cash dividend of $0.0235 per share from undistributed investment income-net, payable on October 24, 2018 to shareholders of record as of the close of business on October 10, 2018. The ex-dividend date was October 9, 2018.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $30,382,069 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2018. The fund has $7,138,603 of short-term capital losses and $23,243,466 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2018 was as follows: ordinary income $21,376,060. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—

Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Borrowings:

The fund has a $125,000,000 Revolving Credit and Security Agreement (the “Agreement”), which was renewed until November 20, 2019, subject to certain amendments. Under the terms of the Agreement, the fund may borrow “Advances” (including Eurodollar Rate Advances), on a collateralized basis with certain fund assets used as collateral, which amounted to $317,204,356 as of September 30, 2018. The interest to be paid by the fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Rate Advance) outstanding from time to time. The fund also pays additional fees pursuant to the Agreement. During the period ended September 30, 2018, total expenses pursuant to the Agreement amounted to $1,662,876.

The average amount of borrowings outstanding under the Agreement during the period ended September 30, 2018 was $116,000,000 with a related weighted average annualized interest rate of 2.86% and is inclusive of all expenses related to the Agreement.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management and administration agreement with Dreyfus, the management and administration fee is computed at the annual rate of .75% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended September 30, 2018, the fund was charged $4,437 pursuant to the custody agreement. These fees were partially offset by earnings credits of $386.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

includes net earnings credits, if any, as an expense offset in the Statement of Operations.

During the period ended September 30, 2018, the fund was charged $3,782 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $223,888, custodian fees $6,766 and Chief Compliance Officer fees $1,887.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2018, amounted to $107,907,187 and $109,269,723, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	220,685	(9,232)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	220,685	(9,232)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	220,685	(9,232)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Capital	107,585		-	-	107,585
Goldman Sachs International	46,359		(9,232)	-	37,127
Morgan Stanley	66,741		-	-	66,741
Total	220,685		(9,232)	-	211,453

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs International	(9,232)		9,232	-	-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2018:

Average Market Value ($)
Forward contracts	20,605,346

At September 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $5,218,120, consisting of $7,666,101 gross unrealized appreciation and $2,447,981 gross unrealized depreciation.

At September 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Products and Performance. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

PROXY RESULTS (Unaudited)

Holders of Beneficial Interest voted on the following proposal presented at the annual shareholders’ meeting held on August 2, 2018.

	Shares
	For	Authority Withheld
To elect two Class I Trustees: †
Francine J. Bovich	56,541,517	9,845,635
Stephen J. Lockwood	56,467,255	9,919,897

† The terms of these Class I Trustees expire in 2021.

OFFICERS AND TRUSTEES
Dreyfus High Yield Strategies Fund

200 Park Avenue
New York, NY 10166

Trustees	Officers (continued)
Joseph S. DiMartino, Chairman	Chief Compliance Officer
Francine J. Bovich	Joseph W. Connolly
Kenneth A. Himmel	Portfolio Managers
Stephen J. Lockwood	Chris Barris
Roslyn M. Watson	Kevin Cronk
Benaree Pratt Wiley	Leland Hart
Officers
President	Manager
Bradley J. Skapyak	The Dreyfus Corporation
Chief Legal Officer
Bennett A. MacDougall
Vice President and Secretary	Custodian
James Bitetto	The Bank of New York Mellon
Vice Presidents and Assistant Secretaries	Counsel
Joseph M. Chioffi	K&L Gates LLP
Sonalee Cross	Transfer Agent,
Maureen E. Kane	Dividend Disbursing Agent
Sarah S. Kelleher	Computershare Inc.
Jeff Prusnofsky	Stock Exchange Listing
Natalya Zelensky	NYSE Symbol: DHF
Treasurer	Initial SEC Effective Date
James Windels	4/23/98
Assistant Treasurers
Richard Cassaro
Gavin C. Reilly
Robert S. Robol
Robert Salviolo
Robert Svagna

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

Dreyfus High Yield Strategies Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol: DHF

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

0430SA0918

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  None.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 21, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 21, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)